Other Expenses (Other Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Compensation	$ 4,742	$ 4,939	$ 4,844
Pension, postretirement and postemployment benefit costs	400	367	426
Commissions	3,537	3,673	4,332
Volume-related costs	503	610	423
Capitalization of DAC	(3,152)	(3,319)	(3,672)
Amortization of DAC and VOBA	2,706	3,166	3,029
Amortization of negative VOBA	(269)	(361)	(442)
Interest expense on debt	1,157	1,168	1,150
Premium taxes, licenses and fees	686	687	737
Professional services	1,545	1,510	1,441
Rent and related expenses, net of sublease income	364	328	366
Other	1,516	1,985	1,985
Total other expenses	$ 13,735	$ 14,753	$ 14,619